Income Taxes - Schedule of components of income tax expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current income Tax:
Current tax on profits			$ 14,334
Deferred tax:
Deferred taxation - current year			(1,994,609)	$ 694,363
Deferred taxation - prior years			141,785
Total income tax benefit	$ 0	$ 182,843	$ (1,838,490)	$ 694,363